OTHER NON-FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2019
OTHER NON-FINANCIAL LIABILITIES
OTHER NON-FINANCIAL LIABILITIES

20  – OTHER NON-FINANCIAL  LIABILITIES

Other current and non-current liabilities at each reporting period end are detailed as follows:

Description	12.31.2019	12.31.2018
	ThCh$	ThCh$
Dividends payable	22,639,150	21,584,314
Other	3,863,065	12,189,900
Total	26,502,215	33,774,214